For Growth of Capital

                                                                DELAWARE GROUP
                                                        Aggressive Growth Fund
                                                             Growth Stock Fund

                                         1997
                                  Semi-Annual
                                       Report

professional management

service and guidance

goals




DELAWARE
GROUP
--------
professional
management

professional
management

More Than 68 Years Of
Investment Experience
has taught us that disciplined strategies and prudent risk management are a sound approach to any market environment.

goals

goals

Whatever Your Goals,
the years ahead will be shaped by choices you make today. Delaware offers many options that can be an appropriate part of a sound investment plan.

service and
   guidance

service and guidance

Delaware Believes That
The Guidance of a professional
financial adviser is vital to your long-term success. We are committed to providing you and your adviser with the highest quality information and service.

--------------------------------------------------------------------------------
NOVEMBER 14, 1997

Dear Shareholder:

The first half of fiscal 1998 was a time of dynamic and rewarding change for both the stock market and Delaware Group.
        This past spring, we assumed management of Aggressive Growth Fund and the Growth Stock Fund as part of our acquisition of the Voyageur family of funds. Since April 30, 1997, both Funds have performed well despite higher levels of market volatility, as shown on page 3.
        On May 1, responsibility for Aggressive Growth Fund's portfolio was transferred from Voyageur to Delaware's aggressive growth management team, which is headed by Gerald S. Frey. James King of Voyageur has continued as Growth Stock Fund's portfolio manager.
        Companies of all sizes in technology and retailing helped boost Aggressive Growth Fund's performance during the first half of fiscal 1998. For the six months ended October 31, 1997, the Fund's returns were +64.33% (for Class A shares at net asset value with distributions reinvested).
        Aggressive Growth Fund's returns ranked #1 out of 891 growth funds tracked by Lipper Analytical Services for the six-month period ended October 31. These results should be carefully interpreted with the understanding that such strong short-term performance is not a guarantee of future results.
        Delaware believes it is important for investors and their financial advisers to look for long-term consistency of returns when evaluating a mutual fund. We are thus delighted to report that Aggressive Growth has been in the top 5% of an increasingly competitive class since its inception ranking 13th of 799, 18th out of 499 and 16th out of 452 funds, respectively, for the 12-, 36-month and lifetime periods ended October 31, 1997*.

*AGGRESSIVE GROWTH FUND'S INCEPTION DATE WAS 5/16/94. RANKINGS ARE BASED ON CLASS A SHARES AND DETERMINED BY LIPPER ANALYTICAL SERVICES.

DELAWARE BELIEVES IT IS IMPORTANT FOR AN
INVESTOR AND HIS OR HER FINANCIAL ADVISER TO
LOOK FOR LONG-TERM CONSISTENCY OF RETURNS
WHEN EVALUATING A MUTUAL FUND.



                                                     1997 SEMI-ANNUAL REPORT   1

        Growth Stock Fund's results slightly outpaced the unmanaged S&P 500 index for the six months ended October 31, 1997. The Fund's Class A shares provided a total return of +15.67% for the period (at net asset value with distributions reinvested).
        However, Growth Stock's six-month returns were less than the average of other growth funds. This is partly because the Fund's strict focus on stocks with the highest Standard & Poor's quality ratings tends to lead it to large, multinational companies. These companies' stocks generally did not perform as well as stocks of mid-size companies during the late summer and autumn of 1997.
        In the 1990s, the U.S. has enjoyed steady economic growth, the unemployment rate has fallen to 4.7% and inflation is half of what it was a generation ago. Our federal budget deficit has declined to levels not seen since the Nixon administration in the early 1970s. We believe these long-term trends remain intact and will continue to have a positive effect on U.S.
financial markets.
        Still, we are cautiously optimistic as we approach the end of the millennium, especially after three years of exceptionally ebullient stock market returns. We believe short-term stock price fluctuations of 10% or more are likely to grow more numerous in the coming years, and that such times will present opportunities for patient and savvy investors.
        Since 1929, Delaware Group has built a solid reputation among institutional and individual investors by taking a disciplined, value-oriented approach to equity investing. Through our union with Voyageur and internal expansion, we believe we are making our mark as a fund family that offers a full line of investment styles and fund options designed to help meet the goals of 21st Century investors.
        We look forward to reporting to you again in the spring. Please accept our best wishes for a new year of prosperity and happiness.

Sincerely,


/s/ Wayne A. Stork
---------------------
Wayne A. Stork
CHAIRMAN



/s/ Jeffrey J. Nick
----------------------
Jeffrey J. Nick
PRESIDENT AND CHIEF EXECUTIVE OFFICER


2   1997 SEMI-ANNUAL REPORT

CUMULATIVE TOTAL RETURN
--------------------------------------------------------------------------------
                                  SIX MONTHS ENDED         12 MONTHS ENDED
                                  October 31, 1997         October 31, 1997
--------------------------------------------------------------------------------
Aggressive Growth Fund A Class        +64.33%                +55.59%
Growth Stock Fund A Class             +15.67%                +23.91%
--------------------------------------------------------------------------------
Lipper Growth Fund Average            +18.71% (891 funds)    +27.28% (799 funds)
Standard & Poor's 500 Index           +15.16%                +32.20%
--------------------------------------------------------------------------------

ALL PERFORMANCE SHOWN ABOVE IS BASED ON NET ASSET VALUE WITHOUT EFFECT OF SALES CHARGES AND ASSUMES REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE INFORMATION FOR ALL FUND CLASSES CAN BE FOUND ON PAGES 11 AND 12. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

New President and CEO

On October 14, 1997, Jeffrey J. Nick was named President and Chief Executive Officer of the Delaware Group of Funds. Mr. Nick has been CEO of Lincoln National Investment Companies, Delaware's indirect parent, since October 1996. He joined Lincoln National in April 1990, and from 1992 to 1996 he managed Lincoln's operations in the United Kingdom. Mr. Nick holds an MBA from the University of Chicago and a bachelor of arts degree from Princeton University.

Your Funds' Portfolio Managers

AGGRESSIVE GROWTH FUND
Gerald S. Frey has 17 years of investment experience. Prior to joining Delaware in June 1996, he was a senior director with Morgan Grenfell Asset Management in New York. He holds a bachelor's degree in economics from Bloomsburg University. Mr. Frey is assisted by Marshall T. Bassett, John A. Heffern and Lori Wachs.

GERALD S. FREY
AGGRESSIVE GROWTH FUND

GROWTH STOCK FUND
James King has 30 years of investment experience. He has been with the Voyageur organization since 1989. Prior to that he was President and Chief Investment Officer of King Management Company. Mr. King is a lecturer at the Drake University School of Finance and holds a bachelor of arts degree from Parsons College.

JAMES KING
GROWTH STOCK FUND


                                                     1997 SEMI-ANNUAL REPORT   3

Aggressive Growth Fund

Portfolio Manager's Review

INVESTMENT STRATEGY
Overall, Aggressive Growth Fund takes a "multicap" approach to investing and uses a growth style management philosophy. That is, the Fund may invest in small, medium or large companies whose earnings growth rate appears to be accelerating or consistently high. Typically, we look for companies whose profits are projected to grow at least 20% per year. We tend to favor industries that appear well-positioned to benefit from changes in consumer or business buying habits.
        When appropriate, we also attempt to take advantage of special situations that we believe have temporarily depressed a growth stock's price. We look for depressed valuations resulting from short-term earnings disappointment, management turnover or regulatory concerns.
        Stocks with the highest capital appreciation potential usually have a high risk profile as well. Your Fund's relatively high beta, or historical price volatility as shown in the chart on page 5, reflects our aggressive investment strategy.
        Shareholders should keep in mind that investing in a mutual fund that aggressively seeks capital appreciation is a long-term commitment. The performance of any fund should be judged over an entire market cycle, which may include periods of weakness.

                  AGGRESSIVE GROWTH'S STOCK SELECTION PROCESS

                             Companies of All Sizes

           High and Consistent, or Accelerating Earnings Growth Rates


                                    Industry      Special
                                    Specific    Situations/
                                    Dynamics   Fallen Angels

                               Aggressive Growth
                                 Fund Portfolio

4   1997 SEMI-ANNUAL REPORT

STRATEGIC POSITIONING
Between May and October, the Fund's performance relative to the stock market and our peers has been spectacular. When we assumed management of the Fund in the spring, we retained some stock selections. We repositioned the Fund to take advantage of other growth opportunities in the U.S. equity market, particularly in technology. To preserve capital, we also temporarily maintained a large cash position. When appropriate, we will prudently reduce our cash position.
        Aggressive Growth Fund's performance was aided by large companies such as LUCENT TECHNOLOGIES - AT&T's spin-off of the former Bell Labs - as well as mid-size companies such as KEANE, INC., an applications software company which manages computer "help desks" for larger companies.
        As your Fund's net assets more than doubled since April 30 through a combination of rapid capital appreciation and cash flow from new investors in the Fund, we made additional technology selections that performed well. These included CITRIX SYSTEMS, which makes computer server products.
        We also added a greater element of diversity to the Fund by increasing our holdings of retail, health care and entertainment stocks. These included COMPUSA, the personal computer retailer, AMAZON.COM INC., an on-line book seller, and PHYCOR, a medical services provider which unfortunately did not meet our expectations.
        On balance, we are pleased to report that your Fund outperformed the S&P 500 Index in most sectors, including health care, as shown on page 6.

WE ADDED A GREATER ELEMENT OF DIVERSITY TO
THE FUND BY INCREASING OUR HOLDINGS OF RETAIL,
HEALTH CARE AND ENTERTAINMENT STOCKS.

AGGRESSIVE GROWTH FUND
SECTOR ALLOCATION AND PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
October 31, 1997
--------------------------------------------------------------------------------

Median Market Capitalization                 $1 billion
Number of Stocks                                 49
Average Stock Price-to-Earnings Ratio           24x
Top Sector                                   Technology
Beta*                                           1.75

 P/ES ARE BASED ON ANALYSTS' EARNINGS ESTIMATES AS REPORTED BY FIRST CALL.

*A MEASURE OF RISK RELATIVE TO THE S&P 500 INDEX. A NUMBER LESS THAN 1.0 MEANS LESS HISTORICAL PRICE VOLATILITY THAN THE INDEX. A NUMBER HIGHER THAN
1.0 MEANS MORE HISTORICAL VOLATILITY.

Technology 23.5%

Cash 33.2%

Telecommunications 6.2%
Financial 5.6%

Health Care 6.5%

Retailing 6.3%

Leisure, Lodging
& Entertainment 4.2%
Energy 1.1%

Consumer & Business
Services 10.7%
Capital Goods 2.7%


                                                    1997 SEMI-ANNUAL REPORT   5

OUTLOOK
For 1998, the investment climate appears more favorable for America's medium- and small-size companies than for larger companies, some of which appear overvalued. In our opinion, the Federal Reserve Board is not likely to raise its interest rate target substantially. Meanwhile, many economists believe that growth in the country's output of goods and services is likely to continue at a moderate, sustainable pace.
        One factor that may increase demand for growth stocks of all sizes is the Taxpayer Relief Act passed by Congress this past summer. It provides favorable treatment of long-term capital gains, potentially benefiting investors whose primary goal is to build wealth over time.
        That said, however, we want to add a note of caution for the balance of fiscal 1998. Based on the stock market's movements in October, it appears that short-term volatility has returned to historical norms. We believe that to add value to a portfolio in today's investment climate, a longer term investment horizon is important. We have an experienced, disciplined team, and we believe we are in a good position to respond to whatever challenges arise in the coming months.




Gerald S. Frey
SENIOR PORTFOLIO MANAGER


November 7, 1997


PERFORMANCE BY SECTOR
AGGRESSIVE GROWTH FUND VS. S&P 500 INDEX
--------------------------------------------------------------------------------
May 1, 1997, to October 31, 1997

INDUSTRY GROUP                  AGGRESSIVE GROWTH FUND             S&P 500
--------------------------------------------------------------------------------
Consumer Services                    +58.6%                        +9.3%
Technology                           +54.7%                       +19.4%
Consumer Goods*                      +45.6%                        +9.9%
Health Care                          +42.2%                       +16.8%
Capital Goods                        +40.3%                        +8.0%
Business Services                    +39.0%                       +16.7%
Financial                            +36.1%                       +21.2%

PERFORMANCE IS BASED ON PRICES OF STOCK HOLDINGS AND INDEX COMPONENTS AND DOES NOT INCLUDE EXPENSES. THE SEVEN SHOWN HERE REPRESENT MORE THAN 90% OF AGGRESSIVE GROWTH FUND'S EQUITY HOLDINGS AND 87% OF THE UNMANAGED S&P 500 INDEX AS OF OCTOBER 31, 1997. *NON-DURABLE PRODUCTS SUCH AS PROCESSED FOOD, CLOTHING AND NEWSPAPERS. FOR COMPLETE FUND PERFORMANCE, SEE PAGE 11.

6   1997 SEMI-ANNUAL REPORT

Growth Stock Fund

Portfolio Manager's Review

INVESTMENT STRATEGY
There are three tenets to Growth Stock Fund's investment strategy. First, we limit our purchases to companies with Standard and Poor's quality ratings of A+ or A. Stock quality ratings are based on earnings consistency over a 10-year period, with companies rated A+ and A having the most historical consistency in expanding their profits. Of course, a high rating doesn't guarantee a company's profits will grow, imply that a stock is undervalued or is an appropriate selection for the Fund's portfolio. We use S&P ratings as a starting point to determine which stocks to consider for further research and analysis. We pay particular attention to a company's earnings prospects.
        Secondly, we concentrate the portfolio in no more than 30 stocks. This number gives us the flexibility to create a diverse yet highly manageable portfolio that we believe has greater potential to outperform our benchmark over time.

WE USE S&P RATINGS AS A STARTING POINT TO
DETERMINE WHICH STOCKS WE CONSIDER FOR FURTHER
RESEARCH AND ANALYSIS, WE PAY PARTICULAR
ATTENTION TO A COMPANY'S EARNINGS PROSPECTS.

GROWTH STOCK FUND
SECTOR ALLOCATION AND PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
October 31, 1997
--------------------------------------------------------------------------------
Median Market Capitalization               $15 billion
Number of Stocks                               27
Average Stock Price-to-Earnings Ratio          18x
Top Sector                               Food, Beverage &
                                             Tobacco
Beta*                                          0.80

 P/ES ARE BASED ON ANALYSTS' EARNINGS ESTIMATES AS REPORTED TO FIRST CALL.

*A MEASURE OF RISK RELATIVE TO THE S&P 500 INDEX. A NUMBER LESS THAN 1.0 MEANS LESS HISTORICAL PRICE VOLATILITY THAN THE INDEX. A NUMBER HIGHER THAN
1.0 MEANS MORE HISTORICAL VOLATILITY.

Health Care 11%

Food, Beverage
& Tobacco 21.4%

Energy 7.3%

Technology 10.5%

Capital Goods 3.6%
Packaging 3.1%
Retailing 14.5%

Cash 2.5%

Auto Parts 7.2%

Banks 7.6%

Newspapers 3.8%
Chemicals 7.5%



                                                    1997 SEMI-ANNUAL REPORT   7

A LONG-TERM, LOW TURNOVER APPROACH
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER RATES                          1997         1996        1995         1994        1993
---------------------------------------------------------------------------------------------------------
Growth Stock Fund                                  29%          37%          22%          34%         17%
Morningstar Large-Cap Blend Category               63%          71%          69%          66%         63%
Number of Funds in Category                        685          656          565          468         378

SOURCE: MORNINGSTAR MUTUAL FUNDS. 1997 DATA IS THROUGH JULY, WHICH IS THE LATEST FIGURE AVAILABLE.

        Finally, we select companies based on earnings growth potential, which we believe, along with dividend growth, is a good indicator of capital appreciation potential. Our average holding period has historically been slightly more than four years. This long-term approach is reflected in the Fund's modest portfolio turnover rate, which has historically been lower than the average of similar funds that also focus on large company stocks with a blend of growth and value characteristics, according to Morningstar.
        Historically, Growth Stock Fund has kept pace with the S&P 500 and other large cap market measures such as the Wilshire Large Company Index, during periods of increased market volatility. The Fund has generally underperformed during periods of rapid price appreciation. We believe this has occurred because the earnings performance of companies with high S&P quality ratings tends to be less dependent on overall economic growth than other companies in the S&P 500 or Wilshire Indexes.
        When the economy or stock market are performing well, history has shown that investors tend to increase their risk profile by seeking out companies with the most robust earnings growth prospects. High-quality and consistency tend to become less important than a rapid rise in projected profits. However, once the economy or stock market cools, or other uncertainties such as higher interest rates or international concerns enter the picture - as happened in late 1990 and 1991 - investors have coveted earnings consistency. While there's no guarantee this pattern will hold true in the future, we believe the current market environment bodes well for your Fund.

Q.
WHAT IS A STANDARD & POOR'S QUALITY RATING AND HOW IS IT DIFFERENT FROM A DEBT RATING?

a.
S&P quality ratings are based on consistency of earnings growth. Debt ratings are based on a company's ability to pay its obligations based on leverage and economic conditions.

8   1997 SEMI-ANNUAL REPORT

STRATEGIC POSITIONING
AND OUTLOOK

As of October 31, the price-to-earnings ratio (P/E ratio) of most S&P 500 stocks was near the high end of its historical range, supported in part by the fact that annual inflation in the U.S. has been at a benign 2.2% level for the past year. We believe it is prudent to focus on the stock market's downside risk, and we have been upgrading the average quality rating of stocks in the Fund's portfolio. As of October, about two-thirds of the stocks in the Fund's portfolio had quality ratings of A+, the highest available, while the average P/E ratio (based on 1998 earnings estimates) was 20.5, about 10% lower than the overall stock market.
        Generally, we sell companies when their P/E reaches a historical peak and replace them with companies within the same sector that are trading at historically low P/Es. During this past spring, for example, we sold SUNTRUST BANKS, a Georgia regional bank, to purchase NORWEST CORP., a Minnesota regional bank. Within the retail sector, we replaced CIRCUIT CITY, the electronics retailer, with HOME DEPOT, the do-it-yourself hardware giant.
        When we sold SunTrust, the company's shares were selling at more than 20 times trailing earnings, its highest valuation ever, while Norwest was trading at about 15 times trailing earnings despite the

AS OF OCTOBER, ABOUT TWO-THIRDS OF THE STOCKS
IN THE FUND'S PORTFOLIO HAD QUALITY
RATINGS OF A+, THE HIGHEST AVAILABLE.

GROWTH STOCK FUND
TOP 10 HOLDINGS
------------------------------------------------------------------------------
October 31, 1997
                                              S&P QUALITY     PERCENT OF
COMPANY                             P/E          RATING       NET ASSETS
------------------------------------------------------------------------------
Sysco Corp.                        21.4x         A+             4.1%
Schering Plough Corp.              30.7          A+             4.1%
Norwest Corp.                      18.8          A+             4.0%
Sara Lee Corp.                     23.1          A              4.0%
Home Depot Inc.                    33.7          A+             3.9%
Albertson's Inc.                   33.4          A+             3.9%
Gannett Inc.                       21.7          A              3.8%
Sigma-Aldrich                      21.8          A              3.8%
Shell Transport & Trading          20.6          A              3.8%
Abbott Laboratories                23.1          A+             3.7%
------------------------------------------------------------------------------
Total                                                          39.1%

SOURCES: BLOOMBERG BUSINESS NEWS AND SMITH BARNEY. PRICE-TO-EARNINGS RATIOS BASED ON A CONSENSUS OF ANALYSTS' ESTIMATES FOR 1998.



                                                   1997 SEMI-ANNUAL REPORT   9
fact that the two banking companies had very similar performance records. Circuit City, meanwhile, had a P/E of 30 times trailing 12-month earnings and was facing an increasingly competitive environment for computer sales. Home Depot offered a 22 P/E and better earnings prospects, in our opinion.
        From January through August 1997, our strategy sometimes negatively affected our short-term results because some of the stock market's best performers were companies with high valuations. However, we are confident that over the long run our growth and value approach will put us in a good position should we encounter challenging market conditions for the balance of fiscal 1998.

James King
SENIOR PORTFOLIO MANAGER

November 7, 1997

outlook
--------------------------------------------------------------------------------
A New Benchmark
        We now use the unmanaged Standard & Poor's 500 Index as Growth Stock Fund's primary benchmark rather than the unmanaged Wilshire Large Company Stock Index. In our opinion, the S&P 500 Index, a measure of large company stocks with both growth and value characteristics, more closely reflects the type of stocks in your Fund's portfolio. We illustrate the Fund's long-term performance relative to both indexes on page 12.
--------------------------------------------------------------------------------

                                                    1997 SEMI-ANNUAL REPORT   10

AGGRESSIVE GROWTH FUND PERFORMANCE
Growth of a $10,000 Investment
May 16, 1994, to October 31, 1997

--------------------------------------------------------------------------------
                    Aggressive Growth Fund
                            A Class                        S&P 500
Period End               Market Value                       Index
--------------------------------------------------------------------------------
May/16/94                 $ 9,524                          $10,000
Aug/31/94                 $ 9,752                          $10,488
Dec/31/94                 $ 9,429                          $10,230
Apr/30/95                 $ 9,905                          $11,557
Aug/31/95                 $11,676                          $12,738
Dec/31/95                 $11,697                          $14,075
Apr/30/96                 $12,977                          $15,049
Jul/31/96                 $11,806                          $14,811
Nov/30/96                 $15,567                          $17,656
Mar/31/97                 $12,896                          $17,770
Jul/31/97                 $19,540                          $22,533
Oct/31/97                 $22,213                          $21,687


CHART ASSUMES $10,000 INVESTED ON MAY 16, 1994, AND INCLUDES THE EFFECT OF A 4.75% FRONT-END SALES CHARGE AND THE REINVESTMENT OF ALL DISTRIBUTIONS. PERFORMANCE OF OTHER CLASSES WILL VARY DUE TO DIFFERING CHARGES AND EXPENSES.

AGGRESSIVE GROWTH FUND PERFORMANCE
--------------------------------------------------------------------------------
Average Annual Return Through October 31, 1997
                                                 LIFETIME         ONE YEAR
--------------------------------------------------------------------------------
Class A (Est. 5/16/94)
  Excluding Sales Charge                          +27.71%          +55.59%
  Including Sales Charge                          +25.92%          +48.18%
--------------------------------------------------------------------------------
Class B (Est. 4/16/96)
  Excluding Sales Charge                          +48.59%          +53.38%
  Including Sales Charge                          +46.49%          +49.38%
--------------------------------------------------------------------------------
Class C (Est. 5/20/94)
  Excluding Sales Charge                          +26.81%          +54.17%
  Including Sales Charge                          +26.81%          +53.17%

AGGRESSIVE GROWTH FUND'S RETURN AND SHARE VALUE FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS REFLECT REINVESTMENT OF DISTRIBUTIONS AND SALES CHARGES AS NOTED BELOW. PERFORMANCE EXCLUDING SALES CHARGE FOR B AND C CLASSES ASSUMES EITHER CONTINGENT SALES CHARGES DID NOT APPLY OR THE INVESTMENT WAS NOT REDEEMED.

CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE OF UP TO 0.25%.

CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT
TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE SUBJECT TO A DEFERRED SALES CHARGE OF UP TO 4% IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.
CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE AND A 1% CONTINGENT DEFERRED SALES CHARGE IF REDEEMED WITHIN 12 MONTHS.

THE CUMULATIVE TOTAL RETURN FOR AGGRESSIVE GROWTH FUND'S INSTITUTIONAL CLASS, WHICH WAS MADE AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES AS OF AUGUST 28, 1997, ONLY TO CERTAIN ELIGIBLE INSTITUTIONAL ACCOUNTS, WAS +10.62% FOR THE LIFETIME PERIOD ENDED OCTOBER 31, 1997.

                                                    1997 SEMI-ANNUAL REPORT   11

GROWTH STOCK FUND PERFORMANCE
Growth of a $10,000 Investment
August 1, 1985, to October 31, 1997

--------------------------------------------------------------------------------
               Growth Stock              S&P 500           Wilshire Large
               Fund A Class               Index            Company Index
--------------------------------------------------------------------------------
Aug/1/85          $ 9,524                 $10,000              $10,000
Oct/31/85         $ 9,743                 $10,135              $10,054
Oct/31/86         $13,836                 $13,498              $13,245
Oct/31/87         $14,350                 $14,362              $13,964
Oct/31/88         $16,259                 $16,487              $15,885
Oct/31/89         $21,283                 $20,840              $20,858
Oct/31/90         $18,050                 $19,281              $19,037
Oct/31/91         $29,114                 $25,739              $28,026
Oct/31/92         $31,954                 $28,302              $31,943
Oct/31/93         $31,791                 $32,531              $33,017
Oct/31/94         $32,364                 $33,789              $34,874
Oct/31/95         $40,819                 $42,723              $45,791
Oct/31/96         $48,770                 $53,017              $57,182
Oct/31/97         $60,444                 $70,042              $75,727

CHART ASSUMES $10,000 INVESTED ON AUGUST 1, 1985, AND INCLUDES THE EFFECT OF A 4.75% FRONT-END SALES CHARGE AND THE REINVESTMENT OF ALL DISTRIBUTIONS. PERFORMANCE OF OTHER CLASSES WILL VARY DUE TO DIFFERING CHARGES AND EXPENSES.

GROWTH STOCK FUND PERFORMANCE
--------------------------------------------------------------------------------
Average Annual Return Through October 31, 1997

                                         LIFETIME         TEN YEARS        FIVE YEARS       ONE YEAR
----------------------------------------------------------------------------------------------------
Class A (Est. 8/1/85)
        Excluding Sales Charge           +16.12%           +15.28%            +13.40%        +23.91%
        Including Sales Charge           +15.66%           +14.72%            +12.30%        +18.01%
----------------------------------------------------------------------------------------------------
Class B (Est. 9/8/95)
        Excluding Sales Charge           +20.94%                                             +23.11%
        Including Sales Charge           +19.81%                                             +19.11%
----------------------------------------------------------------------------------------------------
Class C (Est. 10/21/95)
        Excluding Sales Charge           +19.74%                                             +23.10%
        Including Sales Charge           +19.74%                                             +22.10%

GROWTH STOCK FUND'S RETURN AND SHARE VALUE FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS REFLECT REINVESTMENT OF DISTRIBUTIONS AND SALES CHARGES AS NOTED BELOW. PERFORMANCE EXCLUDING SALES CHARGE FOR B AND C CLASSES ASSUMES EITHER CONTINGENT SALES CHARGES DID NOT APPLY OR THE INVESTMENT WAS NOT REDEEMED.

CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE OF UP TO 0.25%.
CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE SUBJECT TO A DEFERRED SALES CHARGE OF UP TO 4% IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.
CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE AND A 1% CONTINGENT DEFERRED SALES CHARGE IF REDEEMED WITHIN 12 MONTHS.

THE CUMULATIVE TOTAL RETURN FOR GROWTH STOCK FUND'S INSTITUTIONAL CLASS, WHICH WAS MADE AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES AS OF AUGUST 28, 1997, ONLY TO CERTAIN ELIGIBLE INSTITUTIONAL ACCOUNTS, WAS +2.74% FOR THE LIFETIME PERIOD ENDED OCTOBER 31, 1997.


12   1997 SEMI-ANNUAL REPORT

Financial Statements
DELAWARE GROUP AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS --
OCTOBER 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
                                               NUMBER          MARKET
                                             OF SHARES         VALUE
--------------------------------------------------------------------------------
 COMMON STOCK - 66.67%
 AUTOMOBILES & AUTO PARTS - 1.52%
*Avis Rent-A-Car.....................           7,500        $ 205,781
                                                             ---------
                                                               205,781
                                                             ---------
 BANKING, FINANCE & INSURANCE - 5.55%
*Blanch (E.W.) Holdings..............           4,300          144,050
*Hagler Bailly.......................          10,000          199,375
*Mego Mortgage.......................           5,000           57,813
 Ocwen Asset Investment..............           9,500          188,516
*Security Capital Group-B............           5,000          160,000
                                                             ---------
                                                               749,754
                                                             ---------
 BUILDINGS AND MATERIALS - 2.67%
*Comfort Systems USA.................          10,000          170,000
*White Cap...........................          10,000          190,625
                                                             ---------
                                                               360,625
                                                             ---------
 COMPUTERS & TECHNOLOGY - 23.47%
*BISYS Group.........................           4,000          124,250
*BMC Software........................           2,500          150,625
*Cadence Design Systems..............           2,000          106,500
*Cambridge Technology Partner........           8,000          294,500
*Citrix Systems......................           3,500          257,031
 Computer Associates International              5,000          372,812
*Compuware...........................           5,000          330,000
*Credit Management Solutions.........           5,000           73,438
*J.D. Edwards........................           1,800           61,088
*Keane...............................           4,000          118,500
*Logility............................           3,000           43,781
*May & Speh..........................          15,000          185,625
*Micrel..............................          10,000          359,688
*Platinum Technology.................          10,000          241,562
*Secure Computing....................          20,000          241,250
*Veritas Software....................           5,000          208,125
                                                             ---------
                                                             3,168,775
                                                             ---------
 CONSUMER PRODUCTS - .56%
*Styling Technology..................           5,000           76,250
                                                             ---------
                                                                76,250
                                                             ---------
 ELECTRONICS & ELECTRICAL - 2.00%
*Sipex...............................           8,000          269,500
                                                             ---------
                                                               269,500
                                                             ---------
 ENERGY - 1.10%
*Marine Drilling.....................           5,000          147,969
                                                             ---------
                                                               147,969
                                                             ---------
 ENVIRONMENTAL SERVICES - 1.53%
*Republic Industries.................           7,000          206,500
                                                             ---------
                                                               206,500
                                                             ---------

----------------------
Top 10 holdings, representing 22.63% of net assets, are in boldface.

                                               NUMBER          MARKET
                                             OF SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FACTORY OUTLET CENTERS REITS - .55%
Prime Retail.........................           5,000         $ 74,688
                                                             ---------
                                                                74,688
                                                             ---------
 HEALTHCARE & PHARMACEUTICALS - 6.54%
*Brookdale Living Communities........          11,000          209,000
*MedPartners.........................          11,500          292,531
*National Research...................           4,000           81,500
*Phycor..............................          13,000          299,406
                                                             ---------
                                                               882,437
                                                             ---------
 LEISURE, LODGING & ENTERTAINMT - 4.19%
*Anchor Gaming.......................           3,100          243,350
*Florida Panthers....................           7,800          156,975
*Outback Steakhouse..................           6,100          165,272
                                                             ---------
                                                               565,597
                                                             ---------
 RETAIL - 5.74%
*Amazon.com..........................           1,500           91,593
*CompUSA.............................           1,700           55,675
 Home Depot..........................           5,100          283,688
*Il Fornaio America..................          10,000          133,438
*Viking Office Products..............           8,800          210,375
                                                             ---------
                                                               774,769
                                                             ---------
 TELECOMMUNICATIONS - 6.15%
*CIENA...............................           3,500          192,936
 Lucent Technologies.................           2,500          206,094
*Nextlevel Systems...................          10,000          135,000
*Tellabs.............................           5,500          296,828
                                                             ---------
                                                               830,858
                                                             ---------
 TRANSPORTATION & SHIPPING - 1.40%
*Galileo International...............           7,500          188,438
                                                             ---------
                                                               188,438
                                                             ---------
 MISCELLANEOUS - 3.70%
*CUC International...................           6,100          179,950
*Edutrek International-A.............          10,000          244,375
*Volt Info Sciences..................           1,100           75,900
                                                             ---------
                                                               500,225
                                                             ---------
 Total Common Stock
  (cost of $7,965,106)...............                        9,002,166
                                                             ---------

 MONEY MARKET INSTRUMENTS - 27.10%
 FEDERAL AGENCY (DISCOUNTED) - 27.10%
 FNMA Discount Note 5.45% 11/03/97...       3,660,000        3,658,892
                                                             ---------
 Total Money Market Instruments
  (cost of $3,658,892)...............                        3,658,892
                                                             ---------

                                                    1997 SEMI-ANNUAL REPORT   13

Delaware Group Aggressive Growth Fund
Statement of Net Assets (Continued)
----------------------------------------------------------------------
                                               NUMBER          MARKET
                                             OF SHARES         VALUE
----------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.21%
Dreyfus Tax Exempt Cash Management
 (cost of $43,000)...................          43,000         $ 43,000
Norwest Advantage Municipal Money
 Market Fund (cost of $661,000)......         661,000          661,000
                                                           -----------
Total Short-Term Investments
 (cost of $704,000)..................                          704,000
                                                           -----------
TOTAL MARKET VALUE OF SECURITIES
 OWNED - 98.98%
 (cost of $12,327,998)...............                      $13,365,058
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 1.02%..........                          137,607
                                                           -----------
NET ASSETS APPLICABLE TO 713,914 SHARES
 ($1 PAR VALUE) OUTSTANDING - 100%...                      $13,502,665
                                                           ===========
NET ASSET VALUE - AGGRESSIVE GROWTH
 FUND A CLASS ($9,449,017 / 496,463
 shares).............................                           $19.03
                                                                ======
NET ASSET VALUE - AGGRESSIVE GROWTH
 FUND B CLASS ($2,516,574 / 135,113
 shares).............................                           $18.63
                                                                ======
NET ASSET VALUE - AGGRESSIVE GROWTH
 FUND C CLASS ($987,735 / 53,523
 shares).............................                           $18.45
                                                                ======
NET ASSET VALUE - AGGRESSIVE GROWTH FUND
 INSTITUTIONAL CLASS
 ($549,339 / 28,815 share)...........                           $19.06
                                                                ======

COMPONENTS OF NET ASSETS AT OCTOBER 31, 1997:
Common stock, $0.01 par value, 10,000,000,000
 shares authorized to the Fund with 1,000,000,000
 shares allocated to the Growth Stock A Class,
 1,000,000,000 shares allocated to Growth
 Stock B Class, 1,000,000,000 allocated to
 Growth Stock C Class, and 1,000,000,000
 allocated to Growth Stock Institutional Class.......      $10,818,002
Accumulated undistributed:
Undistributed net investment loss....................         (113,805)
Net realized gain on investments.....................        1,761,408
Net unrealized appreciation of investments...........        1,037,060
                                                           -----------
Total net assets.....................................      $13,502,665

-----------------------
*Non-income producing securities for the six months ended October 31, 1997.

DELAWARE GROUP GROWTH STOCK FUND
STATEMENT OF NET ASSETS -
OCTOBER 31, 1997
(UNAUDITED)
----------------------------------------------------------------------
                                               NUMBER          MARKET
                                             OF SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCK - 97.39%
AUTOMOBILES & AUTO PARTS - 7.18%
Bandag...............................          27,000       $1,363,500
Genuine Parts........................          45,000        1,409,062
                                                            ----------
                                                             2,772,562
                                                            ----------
BANKING, FINANCE & INSURANCE - 7.62%
Norwest..............................          48,000        1,539,000
SouthTrust...........................          29,000        1,399,250
                                                            ----------
                                                             2,938,250
                                                            ----------
CABLE, MEDIA & PUBLISHING - 3.82%
Gannett..............................          28,000        1,471,750
                                                            ----------
                                                             1,471,750
                                                            ----------
CHEMICALS - 7.47%
Great Lakes Chemical.................          30,000        1,410,000
Sigma-Aldrich........................          42,000        1,470,000
                                                            ----------
                                                             2,880,000
                                                            ----------
COMPUTERS & TECHNOLOGY - 6.97%
Electronic Data Systems..............          36,000        1,392,750
Hewlett-Packard......................          21,000        1,295,438
                                                            ----------
                                                             2,688,188
                                                            ----------
ENERGY - 7.31%
Royal Dutch Petroleum................          26,000        1,368,250
Shell Transport and Trading..........          34,000        1,451,375
                                                            ----------
                                                             2,819,625
                                                            ----------
FOOD, BEVERAGE & TOBACCO - 21.40%
Anheuser-Busch Cos...................          31,000        1,238,063
ConAgra..............................          40,000        1,205,000
Philip Morris........................          32,000        1,268,000
Sara Lee.............................          30,000        1,533,750
Sysco................................          40,000        1,600,000
UST..................................          47,000        1,407,063
                                                            ----------
                                                             8,251,876
                                                            ----------
HEALTHCARE & PHARMACEUTICALS - 10.97%
Abbott Laboratories..................          23,000        1,410,188
Merck & Company......................          14,000        1,249,500
Schering-Plough......................          28,000        1,569,750
                                                            ----------
                                                             4,229,438
                                                            ----------
INDUSTRIAL MACHINERY - 3.63%
Grainger (W.W.)......................          16,000        1,399,000
                                                            ----------
                                                             1,399,000
                                                            ----------
PACKAGING & CONTAINERS - 3.06%
Bemis................................          31,000        1,181,875
                                                            ----------
                                                             1,181,875
                                                            ----------
RETAIL - 14.46%
Albertson's..........................          41,000        1,511,875
Dillard..............................          32,000        1,228,000
Home Depot...........................          27,000        1,501,875
Wal-Mart Stores......................          38,000        1,334,750
                                                            ----------
                                                             5,576,500
                                                            ----------
-------------------
Top 10 holdings, representing 39.10% of net assets, are in boldface.


14   1997 SEMI-ANNUAL REPORT

Delaware Group Growth Stock Fund
Statement of Net Assets (Continued)
-----------------------------------------------------------------------------

                                                   NUMBER           MARKET
                                                  OF SHARES         VALUE
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MISCELLANEOUS - 3.50%
Pitney Bowes...................................    17,000        $ 1,348,311
                                                                 ------------
                                                                   1,348,311
                                                                 ------------
Total Common Stock (cost of $25,295,307).......                   37,557,375
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.68%
Norwest Advantage Municipal
 Money Market Fund............................. 1,035,000          1,035,000
                                                                 ------------
Total Short-Term Investments
 (cost of $1,035,000)...........................                   1,035,000
                                                                 ------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 100.07%
 (cost of $26,330,307)..........................                 $38,592,375
LIABILITIES NET OF RECEIVABLES
 AND OTHER ASSETS - (0.07%).....................                     (26,906)
                                                                 ------------
NET ASSETS APPLICABLE TO 1,356,656 SHARES
 ($1 PAR VALUE) OUTSTANDING - 100%..............                 $38,565,469
                                                                 ============
NET ASSET VALUE - GROWTH STOCK FUND A CLASS
 ($36,526,011 / 1,283,757 shares)...............                      $28.45
                                                                      ======
NET ASSET VALUE - GROWTH STOCK FUND B CLASS
 ($1,154,110 / 41,251 shares)...................                      $27.98
                                                                      ======
NET ASSET VALUE - GROWTH STOCK FUND C CLASS
 ($885,319 / 31,647 shares).....................                      $27.97
                                                                      ======
NET ASSET VALUE - GROWTH STOCK FUND
 INSTITUTIONAL CLASS ($29 / 1 share)............                      $28.51
                                                                      ======

COMPONENTS OF NET ASSETS AT OCTOBER 31,1997:
Common stock, $0.01 par value, 10,000,000,000
 shares authorized to the Fund with 1,000,000,000
 shares allocated to the Growth Stock A Class,
 1,000,000,000 shares allocated to Growth Stock B Class,
 1,000,000,000 allocated to Growth Stock C Class, and
 1,000,000,000 allocated to Growth Stock
 Institutional Class............................                 $24,495,566
Accumulated undistributed:
Net investment income...........................                     116,624
Net realized gain on investments................                   1,691,211
Net unrealized appreciation of investments......                  12,262,068
                                                                 ------------
Total net assets................................                 $38,565,469
                                                                 ============

DELAWARE GROUP
AGGRESSIVE GROWTH FUND --
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
(UNAUDITED)


ASSETS:
Investments at market (cost $12,327,998)                         $13,365,058
Cash............................................                      62,830
Dividends and interest receivable...............                      12,224
Subscriptions receivable........................                     372,622
Receivable for securities sold                                     1,403,781

Other assets....................................                      16,871
                                                                 ------------
 Total assets...................................                  15,233,386
                                                                 ------------
LIABILITIES:
Liquidations payable............................                           -
Payable for securities purchased................                   1,731,759
Other accounts payable and accrued expenses.....                      (1,038)
                                                                 ------------
 Total liabilities..............................                   1,730,721
                                                                 ------------

TOTAL NET ASSETS................................                 $13,502,665
                                                                 ============

                             See accompanying notes

                                                  1997 SEMI-ANNUAL REPORT   15

THE DELAWARE - VOYAGEUR FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997
(UNAUDITED)

----------------------------------------------------------------------------------------------------------------
                                                                              Aggressive                Growth
                                                                                Growth                  Stock
                                                                                 Fund                    Fund
                                                                           -------------------------------------
INVESTMENT INCOME:
Interest........................................................           $    15,258              $    11,040
Dividends.......................................................                 6,044                  361,209
                                                                           ------------             ------------
                                                                                21,302                  372,249
                                                                           ------------             ------------

EXPENSES:
Management fees.................................................                31,120                  197,533
Custodian fees..................................................                 4,253                    4,937
Dividend disbursing and transfer agent fees and expenses........                 8,176                   32,502
Distribution expense............................................                11,408                   55,634
Registration fees...............................................                 5,929                   16,014
Reports and statements to shareholders..........................                 1,613                   19,863
Accounting fees and salaries....................................                 1,821                   10,608
Professional fees...............................................                 6,103                   17,146
Directors' fees.................................................                 1,566                    1,660
Taxes (other than taxes on income)..............................                   230                    2,838
Other...........................................................                   140                    5,345
                                                                           ------------              -----------
                                                                                72,359                  364,080
Less expenses absorbed by advisor...............................                (9,992)                 (11,034)
                                                                           ------------              -----------

Total net expenses..............................................                62,367                  353,046
                                                                           ------------              -----------

NET INVESTMENT INCOME (LOSS)....................................               (41,065)                  19,203
                                                                           ------------              -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain from investment transactions..................             1,686,538                1,790,873
Net change in unrealized appreciation on investment
 transactions...................................................               960,808                3,734,439
                                                                           ------------              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................             2,647,346                5,525,312
                                                                           ------------              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $2,606,281               $5,544,515
                                                                          =============              ===========

                             See accompanying notes

16   1997 SEMI-ANNUAL REPORT

THE DELAWARE - VOYAGEUR FUNDS
STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------
                                                                AGGRESSIVE GROWTH FUND            GROWTH STOCK FUND
                                                            -----------------------------------------------------------
                                                            FOR SIX MONTHS   FOR THE YEAR  FOR SIX MONTHS  FOR THE YEAR
                                                                ENDED            ENDED        ENDED            ENDED
                                                              10/31/97          4/30/97      10/31/97         4/30/97
                                                             (UNAUDITED)                   (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss).........................      $  (41,065)      $  (80,183)   $   19,203        $  218,850
Net realized gain on investments.....................       1,686,538        1,050,816     1,790,873         2,360,603
Net change in unrealized appreciation on
 investment transactions.............................         960,808         (904,641)    3,734,439         2,070,120
                                                           -----------      -----------   -----------       -----------
Net increase in net assets resulting from operations.       2,606,281           65,992     5,544,515         4,649,573
                                                           -----------      -----------   -----------       -----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class.............................................               0                0      (129,269)          (96,623)
 B Class.............................................               0                0             0                 0
 C Class.............................................               0                0             0              (526)
 Institutional Class.................................               0                0             0                 0

Net realized gain from security transactions:
 A Class.............................................         (59,426)        (823,497)     (896,481)       (2,225,694)
 B Class.............................................          (1,968)         (11,522)      (30,200)          (67,421)
 C Class.............................................          (4,873)         (14,534)      (20,811)          (32,506)
 Institutional Class.................................               0                0             0                 0
                                                              (66,267)        (849,553)   (1,076,761)       (2,422,770)
                                                           -----------      -----------   -----------       -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class.............................................       5,562,953        2,592,893     2,653,871         6,323,206
 B Class.............................................       2,473,963          177,549        90,950           697,999
 C Class.............................................         679,765          186,497       141,815           730,728
 Institutional Class.................................         677,590                0             0                 0

Net asset value of shares issued upon reinvestment of
 dividends from net investment income and net realized
 gain on security transactions:
 A Class.............................................          58,796          801,188       985,746         2,176,239
 B Class.............................................           1,963            6,145        28,842            55,265
 C Class.............................................           4,771           11,804        20,759            32,495
 Institutional Class.................................               0                0             0                 0
                                                           -----------      -----------   -----------       -----------
                                                            9,459,801        3,776,076     3,921,983        10,015,932
                                                           -----------      -----------   -----------       -----------

Cost of shares repurchased:
 A Class.............................................      (3,506,113)      (2,035,066)   (5,608,075)       (5,369,765)
 B Class.............................................         (78,148)         (69,487)     (291,913)          (70,952)
 C Class.............................................         (55,452)        (112,429)      (72,688)         (168,125)
 Institutional Class.................................        (117,322)               0             0                 0
                                                           -----------      -----------   -----------       -----------
                                                           (3,757,035)      (2,216,982)   (5,972,676)       (5,608,842)
                                                           -----------      -----------   -----------       -----------
Increase (decrease) in net assets derived from capital
 share transactions...................................       5,702,766        1,559,094    (2,050,693)        4,407,090
                                                           -----------      -----------   -----------       -----------


NET INCREASE IN NET ASSETS...........................       8,242,780          775,533     2,417,061         6,633,893
                                                           -----------      -----------   -----------       -----------

NET ASSETS:
Beginning of year....................................       5,259,885        4,484,352    36,148,408        29,514,515
                                                           -----------      -----------   -----------       -----------
End of period........................................     $13,502,665       $5,259,885   $38,565,469       $36,148,408
                                                           ===========      ===========   ===========       ===========

                             See accompanying notes

                                                   1997 SEMI-ANNUAL REPORT   17

THE DELAWARE - VOYAGEUR FUNDS
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                 AGGRESSIVE GROWTH FUND A CLASS
                                      -----------------------------------------------------------------
                                                                                           Period from
                                      For Six Months   For the Year     For the Year         5/16/94(1)
                                          Ended            Ended          Ended                 to
                                        10/31/97          4/30/97        4/30/96(4)          4/30/95
                                      (Unaudited)
Net asset value, beginning of period     $11.77             $13.08          $10.40             $10.00

 Income from investment operations:
 Net investment loss ................     (0.06)             (0.18)          (0.10)             (0.09)
 Net realized and unrealized gain
  from investments...................      7.57               0.96            3.27               0.49
                                      ------------     ------------     -------------     -------------
 Net increase in net assets
  from investment operations ........      7.51               0.78            3.17               0.40
                                      ------------     ------------     -------------     -------------

Less dividends and distributions:
 Dividends from net
  investment income..................         -              (2.09)          (0.40)                 -
 Distributions from net realized gain
  on security transactions...........    ( 0.25)                -            (0.09)                 -
                                      ------------     ------------     -------------     -------------
 Total dividends and distributions        (0.25)             (2.09)          (0.49)                 -
                                      ------------     ------------     -------------     -------------
Net asset value, end of period.......    $19.03             $11.77          $13.08             $10.40
                                      ============     ============     =============     =============

 Total return(3).....................     55.59%              4.34%          31.02%              4.00%

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)......................    $9,449            $ 4,944          $4,334             $2,189
 Ratio of expenses to average
  net assets(5)......................      1.75%(7)           1.84%           2.01%              1.74%(1)
 Ratio of expenses
  to average net assets
  prior to expense limitation(6).....      1.98%(7)           2.65%           2.74%              2.97%(1)
 Ratio of net investment loss
  to average net assets..............     (0.88%)(7)         (1.38%)         (1.00%)            (1.21%)(1)
 Ratio of net investment income
  to average net assets prior
  to expense limitation(6)...........     (1.11%)(7)          (2.19%)        (1.73%)            (2.44%)(1)
 Portfolio turnover..................    425.90%(7)          179.50%        165.50%             88.30%
 Average commission rate paid(2).....    0.0600              0.0600            N/A                N/A

----------------------------------------------------------------------------------------------------------
                                                          AGGRESSIVE GROWTH FUND B CLASS
                                               ------------------------------------------------------
                                                                                        Period from
                                               For Six Months        For the Year         4/16/96(1)
                                                   Ended                 Ended               to
                                                 10/31/97               4/30/97           4/30/96(4)
                                                (Unaudited)
Net asset value, beginning of period ......          $11.57                $13.06              $11.91


Income from investment operations:
 Net investment loss ......................           (0.02)                (0.21)              (0.01)
 Net realized and unrealized gain
  from investments.........................            7.33                  0.81                1.16
                                               -------------          ------------        ------------
 Net increase in net assets
  from investment operations ..............            7.31                  0.60                1.15
                                               -------------          ------------        ------------

Less dividends and distributions:
 Dividends from net
  investment income. . ....................               -                 (2.09)                  -
 Distributions from net realized gain on
  security transactions ...................           (0.25)                    -                   -
                                               -------------          ------------        ------------
 Total dividends and distributions ........           (0.25)                (2.09)                  -
                                               -------------          ------------        ------------
Net asset value, end of period ............          $18.63                $11.57              $13.06
                                               =============          ============        ============

Total return(3) ...........................           53.38%                 2.84%               9.66%

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)............................          $2,517                   $95                  $0
 Ratio of expenses to average
  net assets(5) ...........................            2.44%(7)              2.57%               1.86%(1)
 Ratio of expenses
  to average net assets
  prior to expense limitation(6) ..........            3.26%(7)              3.37%               1.86%(1)
 Ratio of net investment loss
  to average net assets ...................           (0.63%)(7)            (1.97%)             (1.39%)(1)
 Ratio of net investment income
  to average net assets prior
  to expense limitation(6) ................           (1.45%)(7)            (2.77%)             (1.39%)(1)
 Portfolio turnover........................          425.90% (7)           179.50%             165.50%
 Average commission rate paid(2) ..........          0.0600                0.0600                 N/A

----------
(1) Date of commencement of trading; ratios and total return have been annualized.
(2) Beginning in the year ended April 30, 1997, the average commission rate paid per share for security transactions is a required disclosure.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(4) Effective May 1, 1995, Voyageur replaced George D. Bjurman & Associates as the investment advisor for Aggressive Growth Fund to become the sole investment advisor to the Fund.
(5) Beginning in the period ended April 30, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.
(6) Prior to the year ended April 30, 1997, the ratios reflect the most restrictive state limitation in effect.
(7)  Annualized.


18  1997 SEMI-ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Aggressive                                  Aggressive
                                                             Growth Fund                                  Growth Fund
                                                               C Class                                Institutional Class
                                             ---------------------------------------------------------------------------------------
                                                                                                Period from        Period from
                                            For Six Months     For the Year     For the Year      5/20/94(1)         8/29/97(1)
                                            Ended 10/31/97    Ended 4/30/97    Ended 4/30/96(4)  to 4/30/95         to 10/31/97
                                               (Unaudited)                                                         (Unaudited)
Net asset value, beginning of period.....        $11.47           $12.88           $10.33          $10.00             17.15

Income from investment operations:
  Net investment loss....................         (0.07)           (0.23)           (0.21)          (0.16)                -
  Net realized and unrealized gain
   from investments......................          7.30             0.91             3.25            0.49              1.91
                                            --------------    -------------    ---------------  ------------      --------------
  Net increase in net assets from
   investment operations.................          7.23             0.68             3.04            0.33              1.91
                                            --------------    -------------    ---------------  ------------      --------------

Less dividends and distributions:
  Dividends from net investment income...             -            (2.09)           (0.40)              -                 -
  Distributions from net realized gain
   on security transactions..............         (0.25)               -            (0.09)              -                 -
                                            ---------------   -------------    ---------------  ------------      --------------
  Total dividends and distributions......         (0.25)           (2.09)           (0.49)              -                 -
                                            ---------------   -------------    ---------------  ------------      --------------
Net asset value, end of period...........        $18.45           $11.47           $12.88          $10.33             19.06
                                            ===============   =============    ===============  ============      ==============

Total return(3)..........................         54.17%            3.58%           29.96%           3.30%             N/A

Ratios and supplemental data:
  Net assets, end of period (000 omitted)          $988             $222             $150            $128              $549
  Ratio of expenses to average net assets(5)       2.53%(7)         2.62%            2.77%           2.40%(1)          1.53%(1)
  Ratio of expenses to average net assets
   prior to expense limitation(6)........          2.87%(7)         3.43%            3.50%           3.50%(1)          2.88%(1)
  Ratio of net investment loss to average
   net assets............................         (0.84%)(7)       (2.02%)          (1.73%)         (1.80%)(1)       (0.45%)(1)
  Ratio of net investment loss to average
   net assets prior to expense limitation(6)      (1.18%)(7)       (2.83%)          (2.46%)         (2.90%)(1)       (1.80%)(1)
  Portfolio turnover.....................         425.90%(7)      179.50%          165.50%          88.30%           425.90%(7)
  Average commission rate paid(2)........         0.0600          0.0600              N/A             N/A            0.0600

----------
(1) Date of commencement of trading; ratios and total return have been annualized.
(2) Beginning in the year ended April 30, 1997, the average commission rate paid per share for security transactions is a required disclosure.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(4) Effective May 1, 1995, Voyageur replaced George D. Bjurman & Associates as the investment advisor for Aggressive Growth Fund to become the sole investment advisor to the Fund.
(5) Beginning in the period ended April 30, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.
(6) Prior to the year ended April 30, 1997, the ratios reflect the most restrictive state limitation in effect.
(7)  Annualized.


                                                      1997 SEMI-ANNUAL REPORT 19

---------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      GROWTH STOCK A CLASS
                                             ------------------------------------------------------------------
                                            For Six Months     For the Year     For the Year    For the Year
                                            Ended 10/31/97     Ended 4/30/97   Ended 4/30/96    Ended 4/30/95
                                             (Unaudited)


Net asset value, beginning of period.....       $25.34             $23.66          $19.91          $17.51


Income from investment operations:
  Net investment income..................         0.10               0.16            0.08            0.15
  Net realized and unrealized gain (loss)
   from investments......................         3.80               3.36            4.82            2.77
                                             -------------      ------------    ------------     ------------
  Net increase (decrease) in net assets
   from investment operations............         3.90               3.52            4.90            2.92
                                             -------------      ------------    ------------     ------------

Less dividends and distributions:
  Dividends from net investment income...        (0.10)             (0.08)          (0.11)          (0.13)
  Distributions from net realized gain
   on security transactions..............        (0.69)             (1.76)          (1.04)          (0.39)
                                            -------------      ------------    ------------     ------------

  Total dividends and distributions......        (0.79)             (1.84)          (1.15)          (0.52)
                                            -------------      ------------    ------------     ------------

Net asset value, end of period...........       $28.45             $25.34          $23.66          $19.91
                                            =============      ============    ============     ============

Total return(2)..........................        23.91%             15.27%          25.00%          17.04%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)       $36,526            $34,255         $28,956         $23,651
  Ratio of expenses to average net assets(3)     1.75%(4)            1.72%           1.78%           1.90%
  Ratio of expenses to average net assets
   prior to expense limitation...........        1.80%(4)            1.72%           1.87%           1.99%
  Ratio of net investment income to
   average net assets....................        0.88%(4)            0.68%           0.36%           0.75%
  Ratio of net investment income to average
   net assets prior to expense limitation        0.83%(4)            0.68%           0.27%           0.66%
  Portfolio turnover.....................       11.90%(4)           28.50%          36.60%          21.80%
  Average commission rate paid(1)........       0.0600              0.0600           N/A             N/A

                                                    GROWTH STOCK A CLASS
                                                        (continued)
                                           ------------------------------------
                                              For the Year       For the Year
                                              Ended 4/30/94      Ended 4/30/93


Net asset value, beginning of period.....        $17.81           $23.81

Income from investment operations:
  Net investment income..................          0.07             0.05
  Net realized and unrealized gain (loss)
   from investments......................         (0.16)            0.22
                                               ------------      -----------
  Net increase (decrease) in net assets
   from investment operations............         (0.09)            0.27
                                               ------------      -----------
Less dividends and distributions:
  Dividends from net investment income...         (0.06)               -
  Distributions from net realized gain
   on security transactions..............         (0.15)           (6.27)
                                              ------------      -----------

  Total dividends and distributions......         (0.21)           (6.27)
                                              ------------      -----------

Net asset value, end of period...........        $17.51           $17.81
                                              ============      ===========

Total return(2)..........................        (0.52%)            1.51%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)        $28,518          $26,784
  Ratio of expenses to average net assets(3)       1.90%            1.90%
  Ratio of expenses to average net assets
   prior to expense limitation...........          2.13%            2.70%
  Ratio of net investment income to
   average net assets....................          0.40%            0.26%
  Ratio of net investment income to average
   net assets prior to expense limitation.         0.17%           (0.54%)
  Portfolio turnover.....................         34.20%           16.50%
  Average commission rate paid(1)........           N/A              N/A

----------
(1) Beginning in the year ended April 30, 1997, the average commission rate paid per share for security transactions is a required disclosure.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(3) Beginning in the period ended April 30, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.
(4)  Annualized.


20  1997 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                           Growth Stock B Class                           Growth Stock C Class
                              -------------------------------------------------------------------------------------------------
                              For Six Months    For the Year   Period from    For Six Months     For the Year     Period from
                                   Ended           Ended          9/8/95(1)       Ended               Ended         10/31/95(1)
                                 10/31/97         4/30/97       to 4/30/96       10/31/97            4/30/97        to 4/30/96
                                (Unaudited)                                    (Unaudited)
Net asset value, beginning
 of period.................        $24.93           $23.39           $21.64         $24.93              $23.43         $22.61

Income from investment
 operations:
 Net investment income......         0.08              -               0.06           0.04                0.07           0.11
 Net realized and unrealized
  gain from investments.....         3.66             3.30             2.96           3.69                3.22           2.00
                                   ------           ------           ------         ------              ------         ------
 Net increase in net assets
  from investment operations.        3.74             3.30             3.02           3.73                3.29           2.11
                                   ------           ------           ------         ------              ------         ------
Less dividends and
 distributions:
 Dividends from net investment
  income...................             -                -            (0.23)           -                 (0.03)         (0.25)
 Distributions from net realized
  gain on security transactions     (0.69)           (1.76)           (1.04)         (0.69)              (1.76)         (1.04)
                                   ------           ------           ------         ------              ------         ------
 Total dividends and
  distributions............         (0.69)           (1.76)           (1.27)         (0.69)              (1.79)         (1.29)
                                   ------           ------           ------         ------              ------         ------
Net asset value, end of period     $27.98           $24.93           $23.39         $27.97              $24.93         $23.43
                                   ======           ======           ======         ======              ======         ======
Total return(3)...........          23.11%           14.50%           14.37%         23.10%              14.42%          9.72%

Ratios and supplemental data:
Net assets, end of period
 (000 omitted).............        $1,154           $1,182             $454           $885                $712           $104
Ratio of expenses to average
 net assets(4).............         2.49%(5)          2.47%            2.41%(1)       2.49%(5)            2.47%          2.35%(1)
Ratio of expenses
 to average net assets
 prior to expense limitation         2.54%(5)         2.47%            2.50%(1)       2.54%(5)            2.47%          2.43%(1)
Ratio of net investment income
 to average net assets.....          0.90%(5)        (0.01%)          (0.62%)(1)      0.75%(5)            0.14%         (0.65%)(1)
Ratio of net investment income
 to average net assets prior
 to expense limitation.....          0.85%(5)        (0.01%)          (0.71%)(1)      0.70%(5)            0.14%         (0.73%)(1)
Portfolio turnover........          11.90%           28.50%          (36.60%)        11.90%(5)           28.50%         36.60%(1)
Average commission rate paid(2)    0.0600           0.0600            N/A           0.0600              0.0600            N/A

                                      Growth Stock Fund
                                        Institutional
                                           Class
                                    --------------------
                                        Period from
                                          8/29/97(1)
                                        to 10/30/97
                                         (Unaudited)
Net asset value, beginning
 of period.......................         $ 27.52

Income from investment
 operations:
 Net investment income...........              -
 Net realized and unrealized
  gain from investments..........            1.68
                                            -----
 Net increase in net assets
  from investment operations.....            1.68
                                            -----

Less dividends and
 distributions:
 Dividends from net investment
  income.........................              -
 Distributions from net realized
  gain on security transactions..           (0.69)
                                            -----
 Total dividends and
  distributions..................           (0.69)
                                            -----
Net asset value, end of period.             28.51
                                            =====

Total return(3)..................             N/A

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)..................              $0
 Ratio of expenses to average
  net assets(4)..................            1.50%(1)
 Ratio of expenses
  to average net assets
  prior to expense limitation....            1.50%(1)
 Ratio of net investment income
  to average net assets..........            1.02%(1)
 Ratio of net investment income
  to average net assets prior
  to expense limitation..........            1.02%(1)
 Portfolio turnover..............           11.90%(5)
 Average commission rate paid(2).          0.0600

----------
(1) Date of commencement of trading; ratios and total return have been annualized.
(2) Beginning in the year ended April 30, 1997, the average commission rate paid per share for security transactions is a required disclosure.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(4) Beginning in the period ended April 30, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.
(5)  Annualized.


                                                     1997 SEMI-ANNUAL REPORT  21

THE DELAWARE - VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
Delaware - Voyageur Aggressive Growth Fund (formerly Voyageur Aggressive Growth
Fund) and Delaware - Voyageur Growth Stock Fund (formerly Voyageur Growth Stock
Fund) series within Voyageur Mutual Funds III Inc. (each referred to as a "Fund" or collectively as the "Funds") are registered as diversified open-end investment company under the Investment Company Act of 1940, as amended. The Funds are organized as Maryland Corporations and each offers four classes of shares. The Funds objectives are to provide shareholders with long-term capital appreciation by investing in equity securities of companies having the potential for high earnings growth.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Manager Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC would acquire DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company, Inc. ("DMC") became the investment advisor to the Funds, Delaware Distributors, L.P. ("DDLP") became the distributor for the Funds, Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing agent and accounting service agent for the Funds.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Funds may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income and capital gains annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management and Other Transactions with Affiliates In accordance with the terms of the Investment Management Agreement, the Funds pay DMC, the Investment Manager of the Aggressive Growth Fund, and Voyageur Asset Management, the Investment Manager of the Growth Stock Fund, an annual fee, which is calculated daily on the average daily net assets of each Fund. The management fee rates are as follows:

                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

Management fee as a percentage of average daily
 net assets (per annum).........................        1.00%           1.00%

DMC has elected to waive that portion of the management fee and reimburse each Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 1.75% of each Funds average daily net assets attributable to Class A and Institutional Class shares and 2.50% of each Funds average daily net assets attributable to Class B and Class C shares. Total expenses absorbed by DMC for the six-month period ended October 31, 1997 are as follows:

                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

Total expenses absorbed by DMC..................       $9,992         $11,034

The Funds have engaged DSC, an affiliate of DMC, to serve as dividend disbursing, transfer agent, and accounting services agent for each Fund. For the six month period ended October 31, 1997, the amounts expensed for each Fund were as follows:

                                                     Aggressive        Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

Dividend disbursing, transfer agent fees and
 other expenses.................................       $8,176         $32,502

Accounting fees.................................       $1,821         $10,608

22  1997 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
On October 31, 1997, the Funds had payables to affiliates as follows:


                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

Investment Management fee payable to DMC...              $8,107        $25,585

Dividend disbursing, transfer agent fees,
 accounting fees and other expenses payable
 to DSC....................................              $6,730         $8,191

Other expenses payable to
 DMC and affiliates........................                $605         $3,376

Pursuant to the Distribution Agreement, the Funds pay DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. For the six month period ended October 31, 1997, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

                                                        $14,051         $3,040


Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

4. Investments
During the period ended October 31, 1997, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:


                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------
Purchases..................................         $12,084,085     $1,981,532

Sales......................................         $10,658,387     $5,471,969

On October 31, 1997, the Funds aggregate cost of securities for federal income tax purposes were as follows:

                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

                                                    $12,329,420    $26,345,424

At October 31, 1997, the aggregate unrealized appreciation (depreciation) of securities for federal income tax purposes for each Fund were as follows:

                                                     Aggressive         Growth
                                                     Growth Fund      Stock Fund
                                                     -----------      ----------

Aggregate unrealized appreciation..........          $1,297,059    $12,882,928

Aggregate unrealized depreciation..........            $259,999       $620,860

Net unrealized appreciation................          $1,037,060    $12,262,068

5. Concentrations of Credit Risk
The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.


                                                     1997 SEMI-ANNUAL REPORT  23

Notes to Financial Statements (Continued)
------------------------------------------------------------------------------------------------------------------------------------
6. Capital Stock
                                                          Aggressive Growth Fund                          Growth Stock Fund
                                                    For Six Months           For the Year      For Six Months          For the Year
                                                    Ended 10/31/97           Ended 4/30/97     Ended 10/31/97          Ended 4/30/97
                                                    --------------           -------------     --------------          -------------
Shares sold:
 A Class. . . . . . . . . . . . . . . . . . . .        299,979                   190,978            93,326                 253,700
 B Class. . . . . . . . . . . . . . . . . . . .        131,336                    12,754             3,203                  28,484
 C Class. . . . . . . . . . . . . . . . . . . .         36,913                    14,452             5,153                  29,726
Institutional Class. . . . . . . . . . . . . .          34,866                         0                 1                       0

Shares issued upon reinvestment of dividends from
net investment income and net realized gains
from security transactions:
 A Class. . . . . . . . . . . . . . . . . . . .          3,512                    61,299            33,724                  90,300
 B Class. . . . . . . . . . . . . . . . . . . .            120                       474             1,001                   2,328
 C Class. . . . . . . . . . . . . . . . . . . .            293                       924               721                   1,367
Institutional Class. . . . . . . . . . . . . .               0                         0                 0                       0
                                                    --------------           -------------      --------------        --------------
                                                       507,019                   280,881           137,129                 405,905
                                                    --------------           -------------      --------------        --------------

Shares repurchased:
 A Class. . . . . . . . . . . . . . . . . . . .       (227,207)                 (163,480)         (195,379)               (215,895)
 B Class. . . . . . . . . . . . . . . . . . . .         (4,530)                   (5,065)          (10,344)                 (2,827)
 C Class. . . . . . . . . . . . . . . . . . . .         (3,010)                   (7,682)           (2,769)                 (6,993)
Institutional Class. . . . . . . . . . . . . .          (6,051)                        0                 0                       0
                                                    --------------           -------------      --------------        --------------
                                                      (240,798)                 (176,227)         (208,492)               (225,715)

Net Increase (Decrease). . . . . . . . . . . .         266,221                   104,654           (71,363)                180,190
                                                    ==============           =============      ==============        ==============

24 1997 SEMI-ANNUAL REPORT

DELAWARE GROUP OF FUNDS

For Growth of Capital
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund

For Total Return
Social Awareness Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
REIT Fund
Delaware Fund


For International Diversification
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Assets Fund
Global Bond Fund


For Current Income
Delchester Fund
Strategic Income Fund
U.S. Government Fund
Delaware-Voyageur
 U.S. Government Securities Fund
Limited-Term Government Fund


For Tax-Exempt Current Income
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

Money Market Funds
Delaware Cash Reserve
U.S. Government Money Fund
Tax-Exempt Money Fund

* Available for the following states: Arizona, California, Colorado,
  Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington and Wisconsin. Insured and intermediate bond funds are available in selected states.


Complete information on any Delaware Group fund can be found in each fund's current prospectus. Prospectuses for all Delaware Group funds are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

funds

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THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF AGGRESSIVE
GROWTH FUND AND GROWTH STOCK FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR AGGRESSIVE GROWTH FUND AND GROWTH STOCK FUND, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUNDS' CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT MANAGER
Delaware Management Company,
Inc. Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SUBADVISER
Voyageur Asset Management Inc.
90 South Seventh Street
Minneapolis, MN 55402

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING AND
TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

DELAWARE
GROUP
-------
Philadelphia o London

Printed in the USA on recycled paper

(364)
SA-316 [10/97] PP12/97

Copyright Delaware Distributors, L.P.